Label	Element	Value
Equity Adjusted For Cumulative Effect Of New Accounting Principle In Period Of Adoption	stng_EquityAdjustedForCumulativeEffectOfNewAccountingPrincipleInPeriodOfAdoption	$ 4,000
Retained earnings [member]
Equity Adjusted For Cumulative Effect Of New Accounting Principle In Period Of Adoption	stng_EquityAdjustedForCumulativeEffectOfNewAccountingPrincipleInPeriodOfAdoption	$ 4,000